Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Mid Cap Index Fund
January 31, 2022
ZMP-NPRT3-0422
1.9881625.104
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.1%
Lumen Technologies, Inc.	23,728	293,278
Entertainment - 0.9%
Live Nation Entertainment, Inc. (a)	3,206	351,089
Madison Square Garden Sports Corp. (a)	436	72,407
Playtika Holding Corp.	2,413	41,093
Roku, Inc. Class A (a)	2,737	449,005
Skillz, Inc. (a)(b)	7,003	33,684
Spotify Technology SA (a)	3,180	624,107
Take-Two Interactive Software, Inc. (a)	2,661	434,648
World Wrestling Entertainment, Inc. Class A	1,033	51,588
Zynga, Inc. (a)	23,859	216,401
		2,274,022
Interactive Media & Services - 0.8%
IAC (a)	1,777	242,632
Match Group, Inc. (a)	6,576	741,115
Pinterest, Inc. Class A (a)	13,079	386,615
TripAdvisor, Inc. (a)	2,322	63,042
Twitter, Inc. (a)	18,154	680,957
Vimeo, Inc. (a)	3,365	49,297
		2,163,658
Media - 1.7%
Altice U.S.A., Inc. Class A (a)	4,848	69,908
Cable One, Inc.	126	194,636
Discovery Communications, Inc.:
Class A (a)(b)	3,882	108,347
Class C (non-vtg.) (a)(b)	7,290	199,382
DISH Network Corp. Class A (a)	5,795	181,963
Fox Corp.:
Class A	7,446	302,382
Class B	3,464	128,792
Interpublic Group of Companies, Inc.	9,131	324,516
Liberty Broadband Corp.:
Class A (a)	551	80,639
Class C (a)	3,276	486,191
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	4,593	276,636
Liberty Media Class A (a)	574	31,455
Liberty SiriusXM Series A (a)	2,199	101,704
Liberty SiriusXM Series C (a)	3,689	171,649
Loyalty Ventures, Inc. (a)	459	13,453
News Corp.:
Class A	9,099	202,362
Class B	2,789	62,027
Nexstar Broadcasting Group, Inc. Class A	917	151,653
Omnicom Group, Inc.	4,900	369,264
Sirius XM Holdings, Inc. (b)	20,446	130,037
The New York Times Co. Class A	3,837	153,595
ViacomCBS, Inc.:
Class A	386	14,120
Class B	13,356	446,758
		4,201,469
TOTAL COMMUNICATION SERVICES		8,932,427
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.6%
Aptiv PLC (a)	6,280	857,722
BorgWarner, Inc.	5,583	244,815
Gentex Corp.	5,509	172,983
Lear Corp.	1,395	233,411
QuantumScape Corp. Class A (a)(b)	5,705	95,216
		1,604,147
Automobiles - 0.1%
Harley-Davidson, Inc.	3,552	122,793
Thor Industries, Inc.	1,236	116,913
		239,706
Distributors - 0.5%
Genuine Parts Co.	3,244	432,198
LKQ Corp.	6,336	347,783
Pool Corp.	906	431,483
		1,211,464
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	1,394	179,004
Chegg, Inc. (a)	3,318	87,827
Frontdoor, Inc. (a)	1,960	71,148
Grand Canyon Education, Inc. (a)	916	76,651
H&R Block, Inc.	4,089	93,475
Mister Car Wash, Inc.	1,797	30,908
Service Corp. International	3,727	230,030
Terminix Global Holdings, Inc. (a)	2,819	121,612
		890,655
Hotels, Restaurants & Leisure - 3.4%
ARAMARK Holdings Corp.	5,340	183,109
Boyd Gaming Corp.	1,910	113,569
Caesars Entertainment, Inc. (a)	4,744	361,208
Carnival Corp. (a)	19,815	392,535
Chipotle Mexican Grill, Inc. (a)	653	970,084
Choice Hotels International, Inc.	813	116,584
Churchill Downs, Inc.	859	180,648
Darden Restaurants, Inc.	3,027	423,386
Domino's Pizza, Inc.	844	383,725
DraftKings, Inc. Class A (a)	7,172	158,429
Expedia, Inc. (a)	3,374	618,420
Hilton Worldwide Holdings, Inc. (a)	6,375	925,076
Hyatt Hotels Corp. Class A (a)	1,147	105,077
Marriott Vacations Worldwide Corp.	969	157,346
MGM Resorts International	9,065	387,257
Norwegian Cruise Line Holdings Ltd. (a)	8,562	178,346
Penn National Gaming, Inc. (a)	3,839	175,097
Planet Fitness, Inc. (a)	1,936	171,607
Royal Caribbean Cruises Ltd. (a)	5,105	397,220
Six Flags Entertainment Corp. (a)	1,805	71,279
Travel+Leisure Co.	1,963	111,498
Vail Resorts, Inc.	930	257,703
Wendy's Co.	4,142	95,390
Wyndham Hotels & Resorts, Inc.	2,134	179,149
Wynn Resorts Ltd. (a)	2,454	209,694
Yum China Holdings, Inc.	9,973	480,399
Yum! Brands, Inc.	6,831	855,036
		8,658,871
Household Durables - 1.5%
D.R. Horton, Inc.	7,644	681,998
Garmin Ltd.	3,523	438,332
Leggett & Platt, Inc.	3,095	123,336
Lennar Corp.:
Class A	6,191	595,017
Class B	407	32,857
Mohawk Industries, Inc. (a)	1,276	201,442
Newell Brands, Inc.	8,846	205,316
NVR, Inc. (a)	74	394,214
PulteGroup, Inc.	5,870	309,290
Tempur Sealy International, Inc.	4,142	164,893
Toll Brothers, Inc.	2,586	152,496
TopBuild Corp. (a)	768	178,675
Whirlpool Corp.	1,383	290,693
		3,768,559
Internet & Direct Marketing Retail - 0.5%
Doordash, Inc. (a)	3,409	386,887
Etsy, Inc. (a)	2,949	463,229
Qurate Retail, Inc. Series A	8,338	58,616
Wayfair LLC Class A (a)(b)	1,773	276,446
		1,185,178
Leisure Products - 0.4%
Brunswick Corp.	1,785	162,060
Hasbro, Inc.	2,977	275,313
Hayward Holdings, Inc.	1,129	22,230
Mattel, Inc. (a)	8,124	169,954
Peloton Interactive, Inc. Class A (a)	6,263	171,168
Polaris, Inc.	1,324	149,069
YETI Holdings, Inc. (a)	1,997	130,963
		1,080,757
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	5,181	679,851
Kohl's Corp.	3,482	207,910
Nordstrom, Inc. (a)	2,574	57,915
Ollie's Bargain Outlet Holdings, Inc. (a)	1,513	72,533
		1,018,209
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	1,463	338,699
AutoNation, Inc. (a)	961	104,749
AutoZone, Inc. (a)	487	967,352
Bath & Body Works, Inc.	5,670	317,917
Best Buy Co., Inc.	5,716	567,484
Burlington Stores, Inc. (a)	1,542	365,346
CarMax, Inc. (a)	3,795	421,890
Carvana Co. Class A (a)	1,818	294,625
Dick's Sporting Goods, Inc. (b)	1,462	168,715
Five Below, Inc. (a)	1,281	210,084
Floor & Decor Holdings, Inc. Class A (a)	2,372	257,884
Foot Locker, Inc.	2,097	93,694
GameStop Corp. Class A (a)(b)	1,498	163,177
Gap, Inc.	4,692	84,784
Leslie's, Inc. (a)	3,083	64,219
Lithia Motors, Inc. Class A (sub. vtg.)	684	199,817
O'Reilly Automotive, Inc. (a)	1,550	1,010,213
Penske Automotive Group, Inc.	715	72,665
Petco Health & Wellness Co., Inc. (b)	1,287	24,131
RH (a)	408	164,351
Tractor Supply Co.	2,642	576,775
Ulta Beauty, Inc. (a)	1,239	450,674
Victoria's Secret & Co. (a)	1,729	96,530
Vroom, Inc. (a)	2,630	21,093
Williams-Sonoma, Inc.	1,721	276,289
		7,313,157
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	3,434	206,280
Carter's, Inc.	969	90,233
Columbia Sportswear Co.	913	84,790
Deckers Outdoor Corp. (a)	637	203,987
Hanesbrands, Inc.	8,055	129,686
lululemon athletica, Inc. (a)	2,654	885,799
PVH Corp.	1,649	156,671
Ralph Lauren Corp.	1,111	123,143
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,060	128,520
Tapestry, Inc.	6,505	246,865
Under Armour, Inc.:
Class A (sub. vtg.) (a)	4,475	84,264
Class C (non-vtg.) (a)	4,631	74,050
VF Corp.	7,536	491,423
		2,905,711
TOTAL CONSUMER DISCRETIONARY		29,876,414
CONSUMER STAPLES - 3.7%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	217	91,320
Brown-Forman Corp.:
Class A	1,028	64,394
Class B (non-vtg.)	4,301	290,016
Molson Coors Beverage Co. Class B	4,160	198,266
		643,996
Food & Staples Retailing - 0.5%
Albertsons Companies, Inc.	3,617	101,819
Casey's General Stores, Inc.	855	160,578
Grocery Outlet Holding Corp. (a)	2,035	51,648
Kroger Co.	17,206	750,010
U.S. Foods Holding Corp. (a)	5,149	181,554
		1,245,609
Food Products - 2.4%
Archer Daniels Midland Co.	12,958	971,850
Beyond Meat, Inc. (a)(b)	1,330	86,623
Bunge Ltd.	3,193	315,660
Campbell Soup Co.	4,537	200,172
Conagra Brands, Inc.	10,901	378,919
Darling Ingredients, Inc. (a)	3,764	240,030
Flowers Foods, Inc.	4,353	122,450
Freshpet, Inc. (a)	945	87,913
Hormel Foods Corp.	6,580	312,353
Ingredion, Inc.	1,562	147,921
Kellogg Co.	5,858	369,054
Lamb Weston Holdings, Inc.	3,399	218,250
McCormick & Co., Inc. (non-vtg.)	5,805	582,300
Pilgrim's Pride Corp. (a)	1,105	30,907
Post Holdings, Inc. (a)	1,375	145,503
Seaboard Corp.	6	22,920
The Hain Celestial Group, Inc. (a)	2,128	77,736
The Hershey Co.	3,404	670,826
The J.M. Smucker Co.	2,442	343,296
Tyson Foods, Inc. Class A	6,683	607,418
		5,932,101
Household Products - 0.5%
Church & Dwight Co., Inc.	5,709	586,029
Reynolds Consumer Products, Inc.	1,246	37,716
Spectrum Brands Holdings, Inc.	975	87,146
The Clorox Co.	2,860	480,080
		1,190,971
Personal Products - 0.1%
Coty, Inc. Class A (a)	7,951	67,424
Herbalife Nutrition Ltd. (a)	2,370	100,749
Olaplex Holdings, Inc.	1,850	40,404
		208,577
TOTAL CONSUMER STAPLES		9,221,254
ENERGY - 4.7%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	17,155	470,733
Halliburton Co.	20,630	634,166
NOV, Inc.	9,043	148,486
		1,253,385
Oil, Gas & Consumable Fuels - 4.2%
Antero Midstream GP LP	7,755	77,162
APA Corp.	8,434	280,093
Cheniere Energy, Inc.	5,450	609,855
Continental Resources, Inc.	1,510	78,429
Coterra Energy, Inc.	18,523	405,654
Devon Energy Corp.	15,687	793,292
Diamondback Energy, Inc.	4,202	530,124
DT Midstream, Inc.	2,255	116,584
EQT Corp.	7,098	150,833
Hess Corp.	6,454	595,640
HollyFrontier Corp.	3,488	122,638
Marathon Oil Corp.	17,995	350,363
Marathon Petroleum Corp.	14,311	1,026,814
New Fortress Energy, Inc.	597	13,110
Occidental Petroleum Corp.	19,668	740,894
ONEOK, Inc.	10,325	626,521
Phillips 66 Co.	10,192	864,180
Pioneer Natural Resources Co.	5,023	1,099,484
Targa Resources Corp.	5,237	309,402
Texas Pacific Land Corp.	137	147,275
The Williams Companies, Inc.	28,294	847,122
Valero Energy Corp.	9,503	788,464
		10,573,933
TOTAL ENERGY		11,827,318
FINANCIALS - 13.0%
Banks - 3.5%
Bank of Hawaii Corp.	929	79,959
Bank OZK	2,834	132,773
BOK Financial Corp.	704	72,195
Citizens Financial Group, Inc.	9,887	508,884
Comerica, Inc.	3,049	282,886
Commerce Bancshares, Inc.	2,592	178,615
Cullen/Frost Bankers, Inc.	1,329	187,402
East West Bancorp, Inc.	3,284	283,541
Fifth Third Bancorp	15,859	707,787
First Citizens Bancshares, Inc.	283	220,480
First Hawaiian, Inc.	3,006	85,220
First Horizon National Corp.	12,437	212,797
First Republic Bank	4,144	719,357
FNB Corp., Pennsylvania	7,945	102,649
Huntington Bancshares, Inc.	33,419	503,290
KeyCorp	21,596	541,196
M&T Bank Corp.	2,986	505,769
PacWest Bancorp	2,699	125,315
Peoples United Financial, Inc.	9,899	191,843
Pinnacle Financial Partners, Inc.	1,724	166,728
Popular, Inc.	1,844	164,429
Prosperity Bancshares, Inc.	2,079	152,287
Regions Financial Corp.	22,374	513,260
Signature Bank	1,380	420,389
Sterling Bancorp	4,422	116,254
SVB Financial Group (a)	1,317	768,996
Synovus Financial Corp.	3,367	167,542
Umpqua Holdings Corp.	4,998	101,359
Webster Financial Corp.	2,088	118,619
Western Alliance Bancorp.	2,347	232,799
Wintrust Financial Corp.	1,315	128,962
Zions Bancorp NA	3,589	243,406
		8,936,988
Capital Markets - 3.8%
Affiliated Managers Group, Inc.	946	138,315
Ameriprise Financial, Inc.	2,602	791,815
Ares Management Corp.	3,308	263,714
Carlyle Group LP	3,783	193,122
Cboe Global Markets, Inc.	2,470	292,769
Evercore, Inc. Class A	888	110,840
FactSet Research Systems, Inc.	882	372,107
Franklin Resources, Inc.	6,728	215,094
Interactive Brokers Group, Inc.	1,868	127,379
Invesco Ltd.	7,746	175,524
Janus Henderson Group PLC	3,935	145,202
Jefferies Financial Group, Inc.	5,101	186,901
KKR & Co. LP	12,944	921,095
Lazard Ltd. Class A	2,323	101,376
LPL Financial	1,852	319,137
MarketAxess Holdings, Inc.	869	299,353
Morningstar, Inc.	546	156,926
MSCI, Inc.	1,866	1,000,400
NASDAQ, Inc.	2,708	485,301
Northern Trust Corp.	4,777	557,189
Raymond James Financial, Inc.	4,300	455,241
SEI Investments Co.	2,479	145,294
State Street Corp.	8,493	802,589
Stifel Financial Corp.	2,369	177,438
T. Rowe Price Group, Inc.	5,243	809,676
Tradeweb Markets, Inc. Class A	2,438	206,669
Virtu Financial, Inc. Class A	2,025	62,633
		9,513,099
Consumer Finance - 0.9%
Ally Financial, Inc.	8,062	384,719
Credit Acceptance Corp. (a)	189	101,977
Discover Financial Services	6,817	789,068
OneMain Holdings, Inc.	2,606	134,626
SLM Corp.	6,784	124,419
Synchrony Financial	12,709	541,276
Upstart Holdings, Inc. (a)	1,058	115,333
		2,191,418
Diversified Financial Services - 0.4%
Apollo Global Management, Inc.	8,581	600,670
Equitable Holdings, Inc.	8,431	283,619
Voya Financial, Inc.	2,558	173,842
		1,058,131
Insurance - 4.0%
AFLAC, Inc.	15,213	955,681
Alleghany Corp. (a)	309	205,176
American Financial Group, Inc.	1,578	205,582
Arch Capital Group Ltd. (a)	8,642	400,297
Arthur J. Gallagher & Co.	4,767	752,900
Assurant, Inc.	1,321	201,466
Assured Guaranty Ltd.	1,575	83,932
Axis Capital Holdings Ltd.	1,803	102,735
Brighthouse Financial, Inc. (a)	1,839	100,134
Brown & Brown, Inc.	5,453	361,425
Cincinnati Financial Corp.	3,486	410,755
CNA Financial Corp.	634	29,107
Erie Indemnity Co. Class A	584	107,514
Everest Re Group Ltd.	905	256,477
Fidelity National Financial, Inc.	6,338	319,118
First American Financial Corp.	2,483	185,008
Globe Life, Inc.	2,327	238,052
GoHealth, Inc. (a)	1,001	2,763
Hanover Insurance Group, Inc.	827	114,093
Hartford Financial Services Group, Inc.	7,909	568,420
Kemper Corp.	1,400	83,972
Lemonade, Inc. (a)(b)	899	28,705
Lincoln National Corp.	4,184	292,796
Loews Corp.	4,983	297,286
Markel Corp. (a)	315	388,313
Mercury General Corp.	617	33,725
Old Republic International Corp.	6,508	166,800
Primerica, Inc.	909	140,295
Principal Financial Group, Inc.	6,098	445,520
Prudential Financial, Inc.	8,807	982,597
Reinsurance Group of America, Inc.	1,582	181,661
RenaissanceRe Holdings Ltd.	1,056	165,972
Unum Group	4,736	120,200
W.R. Berkley Corp.	3,212	271,414
White Mountains Insurance Group Ltd.	68	70,785
Willis Towers Watson PLC	2,888	675,676
		9,946,352
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	12,222	181,986
Annaly Capital Management, Inc.	32,576	257,350
New Residential Investment Corp.	10,037	106,894
Starwood Property Trust, Inc.	6,724	166,419
		712,649
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	7,516	114,093
New York Community Bancorp, Inc.	10,468	122,057
Rocket Companies, Inc. (b)	3,177	40,157
TFS Financial Corp.	1,120	19,466
UWM Holdings Corp. Class A	2,033	10,511
		306,284
TOTAL FINANCIALS		32,664,921
HEALTH CARE - 10.6%
Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (a)	2,759	379,638
BioMarin Pharmaceutical, Inc. (a)	4,247	376,412
CureVac NV (a)(b)	1,239	23,925
Exact Sciences Corp. (a)	3,972	303,302
Exelixis, Inc. (a)	7,191	130,157
Horizon Therapeutics PLC (a)	5,080	474,116
Incyte Corp. (a)	4,303	319,842
Ionis Pharmaceuticals, Inc. (a)	3,253	103,445
Iovance Biotherapeutics, Inc. (a)	3,496	58,208
Mirati Therapeutics, Inc. (a)	974	116,198
Natera, Inc. (a)	1,936	136,778
Neurocrine Biosciences, Inc. (a)	2,170	171,473
Novavax, Inc. (a)(b)	1,754	164,350
Repligen Corp. (a)	1,274	252,685
Sage Therapeutics, Inc. (a)	1,201	47,343
Sarepta Therapeutics, Inc. (a)	1,943	139,061
Seagen, Inc. (a)	3,104	417,519
Ultragenyx Pharmaceutical, Inc. (a)	1,519	106,224
United Therapeutics Corp. (a)	1,024	206,715
		3,927,391
Health Care Equipment & Supplies - 2.9%
Abiomed, Inc. (a)	1,031	305,042
Dentsply Sirona, Inc.	5,056	270,092
DexCom, Inc. (a)	2,243	965,567
Envista Holdings Corp. (a)	3,738	161,631
Figs, Inc. Class A (a)(b)	2,299	51,682
Globus Medical, Inc. (a)	1,822	121,582
Hologic, Inc. (a)	5,844	410,483
ICU Medical, Inc. (a)	463	98,786
IDEXX Laboratories, Inc. (a)	1,969	998,874
Insulet Corp. (a)	1,538	381,424
Integra LifeSciences Holdings Corp. (a)	1,674	108,375
Masimo Corp. (a)	1,166	256,368
Novocure Ltd. (a)	2,375	163,044
Penumbra, Inc. (a)	805	181,938
Quidel Corp. (a)	858	88,683
ResMed, Inc.	3,348	765,353
STERIS PLC	1,987	445,883
Tandem Diabetes Care, Inc. (a)	1,441	170,197
Teleflex, Inc.	1,088	337,487
The Cooper Companies, Inc.	1,125	448,088
Zimmer Biomet Holdings, Inc.	4,858	597,631
		7,328,210
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	2,061	108,512
agilon health, Inc. (a)	3,886	64,430
Amedisys, Inc. (a)	750	101,325
AmerisourceBergen Corp.	3,457	470,843
Cardinal Health, Inc.	6,556	338,093
Chemed Corp.	349	163,650
DaVita HealthCare Partners, Inc. (a)	1,561	169,166
Encompass Health Corp.	2,267	140,645
Guardant Health, Inc. (a)	2,093	145,568
Henry Schein, Inc. (a)	3,224	242,767
Laboratory Corp. of America Holdings (a)	2,244	608,932
McKesson Corp.	3,560	913,923
Molina Healthcare, Inc. (a)	1,342	389,824
Oak Street Health, Inc. (a)(b)	2,251	39,122
Premier, Inc.	2,838	108,468
Quest Diagnostics, Inc.	2,840	383,457
Signify Health, Inc.	1,491	19,875
Universal Health Services, Inc. Class B	1,651	214,729
		4,623,329
Health Care Technology - 0.7%
Cerner Corp.	6,880	627,456
Certara, Inc. (a)	2,452	65,542
Change Healthcare, Inc. (a)	5,842	114,971
Definitive Healthcare Corp.	252	5,514
Teladoc Health, Inc. (a)	3,521	270,096
Veeva Systems, Inc. Class A (a)	3,188	754,090
		1,837,669
Life Sciences Tools & Services - 2.8%
10X Genomics, Inc. (a)	1,967	189,363
Adaptive Biotechnologies Corp. (a)	2,526	44,053
Agilent Technologies, Inc.	7,080	986,386
Avantor, Inc. (a)	14,009	522,956
Bio-Rad Laboratories, Inc. Class A (a)	493	295,667
Bio-Techne Corp.	911	342,910
Bruker Corp.	2,376	158,242
Charles River Laboratories International, Inc. (a)	1,160	382,522
IQVIA Holdings, Inc. (a)	4,438	1,086,866
Maravai LifeSciences Holdings, Inc. (a)	2,549	73,717
Mettler-Toledo International, Inc. (a)	528	777,575
PerkinElmer, Inc.	2,934	505,147
QIAGEN NV (a)	5,283	261,456
Sotera Health Co. (a)	2,325	50,011
Syneos Health, Inc. (a)	2,371	214,718
Waters Corp. (a)	1,407	450,409
West Pharmaceutical Services, Inc.	1,710	672,406
		7,014,404
Pharmaceuticals - 0.8%
Catalent, Inc. (a)	3,958	411,355
Elanco Animal Health, Inc. (a)	10,356	269,670
Jazz Pharmaceuticals PLC (a)	1,392	193,363
Nektar Therapeutics (a)	4,219	46,915
Organon & Co.	5,901	188,301
Perrigo Co. PLC	3,109	118,360
Royalty Pharma PLC	7,567	302,756
Viatris, Inc.	28,120	420,956
		1,951,676
TOTAL HEALTH CARE		26,682,679
INDUSTRIALS - 15.0%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. (a)	1,512	211,574
BWX Technologies, Inc.	2,142	95,340
Curtiss-Wright Corp.	909	120,706
HEICO Corp.	1,056	144,028
HEICO Corp. Class A	1,813	198,886
Hexcel Corp.	1,932	100,792
Howmet Aerospace, Inc.	9,006	279,997
Huntington Ingalls Industries, Inc.	914	171,101
Mercury Systems, Inc. (a)	1,310	74,565
Spirit AeroSystems Holdings, Inc. Class A	2,440	106,945
Textron, Inc.	5,128	349,012
TransDigm Group, Inc. (a)	1,203	741,277
Virgin Galactic Holdings, Inc. (a)(b)	4,211	38,741
		2,632,964
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	2,998	313,741
Expeditors International of Washington, Inc.	3,915	448,189
GXO Logistics, Inc. (a)	2,257	183,291
		945,221
Airlines - 0.8%
Alaska Air Group, Inc. (a)	2,840	155,462
American Airlines Group, Inc. (a)	14,872	244,942
Copa Holdings SA Class A (a)	737	61,598
Delta Air Lines, Inc. (a)	14,869	590,151
JetBlue Airways Corp. (a)	7,354	107,589
Southwest Airlines Co. (a)	13,744	615,181
United Airlines Holdings, Inc. (a)	7,514	322,200
		2,097,123
Building Products - 1.9%
A.O. Smith Corp.	3,082	235,526
Advanced Drain Systems, Inc.	1,410	159,457
Allegion PLC	2,089	256,383
Armstrong World Industries, Inc.	1,110	109,912
Builders FirstSource, Inc. (a)	4,406	299,564
Carlisle Companies, Inc.	1,196	267,234
Carrier Global Corp.	20,236	964,852
Fortune Brands Home & Security, Inc.	3,148	296,447
Lennox International, Inc.	767	217,537
Masco Corp.	5,667	358,891
Owens Corning	2,334	207,026
The AZEK Co., Inc. (a)	2,604	86,010
Trane Technologies PLC	5,554	961,397
Trex Co., Inc. (a)	2,687	245,780
		4,666,016
Commercial Services & Supplies - 1.1%
ADT, Inc.	3,696	28,053
Cintas Corp.	2,033	795,980
Clean Harbors, Inc. (a)	1,173	108,561
Copart, Inc. (a)	4,865	628,801
Driven Brands Holdings, Inc.	1,266	35,765
IAA, Inc. (a)	3,128	143,669
MSA Safety, Inc.	854	117,340
Republic Services, Inc.	4,889	624,130
Rollins, Inc.	5,259	162,240
Stericycle, Inc. (a)	2,130	125,116
		2,769,655
Construction & Engineering - 0.3%
AECOM	3,171	219,211
MasTec, Inc. (a)	1,311	112,916
Quanta Services, Inc.	3,289	337,846
Valmont Industries, Inc.	483	104,922
		774,895
Electrical Equipment - 1.4%
Acuity Brands, Inc.	804	153,990
AMETEK, Inc.	5,364	733,634
ChargePoint Holdings, Inc. Class A (a)(b)	5,225	72,366
Fluence Energy, Inc.	773	14,455
Generac Holdings, Inc. (a)	1,427	402,956
Hubbell, Inc. Class B	1,258	235,611
nVent Electric PLC	3,887	134,451
Plug Power, Inc. (a)	11,922	260,734
Regal Rexnord Corp.	1,570	248,814
Rockwell Automation, Inc.	2,701	781,183
Sensata Technologies, Inc. PLC (a)	3,613	207,242
Shoals Technologies Group, Inc.	2,443	41,189
Sunrun, Inc. (a)	4,695	121,741
Vertiv Holdings Co.	7,485	156,137
		3,564,503
Machinery - 3.9%
AGCO Corp.	1,456	170,643
Allison Transmission Holdings, Inc.	2,409	91,518
Colfax Corp. (a)	2,720	111,846
Crane Co.	1,149	118,933
Cummins, Inc.	3,340	737,739
Donaldson Co., Inc.	2,868	159,633
Dover Corp.	3,339	567,329
Flowserve Corp.	3,025	98,676
Fortive Corp.	7,603	536,316
Gates Industrial Corp. PLC (a)	2,198	34,003
Graco, Inc.	3,908	283,564
IDEX Corp.	1,767	380,682
Ingersoll Rand, Inc.	9,435	530,341
ITT, Inc.	2,004	184,208
Lincoln Electric Holdings, Inc.	1,332	170,283
Middleby Corp. (a)	1,282	237,426
Nordson Corp.	1,352	314,394
Oshkosh Corp.	1,590	180,958
Otis Worldwide Corp.	9,902	845,928
PACCAR, Inc.	7,931	737,504
Parker Hannifin Corp.	2,994	928,170
Pentair PLC	3,851	245,309
Snap-On, Inc.	1,242	258,647
Stanley Black & Decker, Inc.	3,756	655,985
Timken Co.	1,490	99,532
Toro Co.	2,467	238,263
Westinghouse Air Brake Tech Co.	4,171	370,802
Woodward, Inc.	1,332	146,880
Xylem, Inc.	4,169	437,828
		9,873,340
Marine - 0.0%
Kirby Corp. (a)	1,393	90,796
Professional Services - 2.2%
Booz Allen Hamilton Holding Corp. Class A	3,102	238,016
CACI International, Inc. Class A (a)	542	134,123
Clarivate Analytics PLC (a)	10,099	166,230
CoStar Group, Inc. (a)	9,115	639,508
Dun & Bradstreet Holdings, Inc. (a)	3,740	75,024
Equifax, Inc.	2,819	675,883
FTI Consulting, Inc. (a)	783	114,169
IHS Markit Ltd.	8,687	1,014,555
Jacobs Engineering Group, Inc.	3,006	391,321
LegalZoom.com, Inc.	449	7,130
Leidos Holdings, Inc.	3,284	293,754
Manpower, Inc.	1,266	132,765
Nielsen Holdings PLC	8,314	156,802
Robert Half International, Inc.	2,521	285,528
Science Applications International Corp.	1,350	110,741
TransUnion Holding Co., Inc.	4,457	459,606
Verisk Analytics, Inc.	3,693	724,308
		5,619,463
Road & Rail - 0.9%
AMERCO	208	126,662
J.B. Hunt Transport Services, Inc.	1,956	376,608
Knight-Swift Transportation Holdings, Inc. Class A	3,744	211,836
Landstar System, Inc.	886	141,760
Lyft, Inc. (a)	6,767	260,665
Old Dominion Freight Lines, Inc.	2,378	717,990
Ryder System, Inc.	1,211	88,633
Schneider National, Inc. Class B	1,200	30,720
TuSimple Holdings, Inc. (a)(b)	3,087	57,912
XPO Logistics, Inc. (a)	2,253	149,081
		2,161,867
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	2,477	98,609
Core & Main, Inc.	1,310	31,506
Fastenal Co.	13,353	756,848
MSC Industrial Direct Co., Inc. Class A	1,047	85,477
SiteOne Landscape Supply, Inc. (a)	1,024	184,443
United Rentals, Inc. (a)	1,683	538,762
Univar, Inc. (a)	3,882	102,873
W.W. Grainger, Inc.	1,069	529,273
Watsco, Inc.	759	214,463
		2,542,254
TOTAL INDUSTRIALS		37,738,097
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	5,603	696,509
Ciena Corp. (a)	3,579	237,323
CommScope Holding Co., Inc. (a)	4,636	43,532
F5, Inc. (a)	1,400	290,668
Juniper Networks, Inc.	7,555	263,065
Lumentum Holdings, Inc. (a)	1,689	171,400
Motorola Solutions, Inc.	3,867	896,912
Ubiquiti, Inc.	153	44,376
ViaSat, Inc. (a)	1,627	71,621
		2,715,406
Electronic Equipment & Components - 2.5%
Amphenol Corp. Class A	13,591	1,081,708
Arrow Electronics, Inc. (a)	1,608	199,392
Avnet, Inc.	2,314	93,393
CDW Corp.	3,153	596,075
Cognex Corp.	3,980	264,511
Coherent, Inc. (a)	568	146,817
Corning, Inc.	17,710	744,528
IPG Photonics Corp. (a)	840	129,755
Jabil, Inc.	3,409	209,619
Keysight Technologies, Inc. (a)	4,314	728,289
Littelfuse, Inc.	557	150,373
National Instruments Corp.	3,079	126,916
TD SYNNEX Corp.	968	101,224
Teledyne Technologies, Inc. (a)	1,068	450,087
Trimble, Inc. (a)	5,828	420,548
Vontier Corp.	3,915	110,051
Zebra Technologies Corp. Class A (a)	1,239	630,800
		6,184,086
IT Services - 3.3%
Akamai Technologies, Inc. (a)	3,743	428,761
Alliance Data Systems Corp.	1,161	80,155
Amdocs Ltd.	3,008	228,277
Broadridge Financial Solutions, Inc.	2,693	428,779
Cloudflare, Inc. (a)	6,013	579,653
Concentrix Corp.	982	197,372
DXC Technology Co. (a)	5,830	175,366
EPAM Systems, Inc. (a)	1,252	596,127
Euronet Worldwide, Inc. (a)	1,178	157,722
Fastly, Inc. Class A (a)	2,477	70,991
FleetCor Technologies, Inc. (a)	1,846	439,828
Gartner, Inc. (a)	1,861	546,929
Genpact Ltd.	4,251	211,487
Globant SA (a)	939	239,614
GoDaddy, Inc. (a)	3,906	295,723
Jack Henry & Associates, Inc.	1,718	288,298
MongoDB, Inc. Class A (a)	1,477	598,347
Okta, Inc. (a)	2,933	580,411
Paychex, Inc.	7,495	882,611
Paysafe Ltd. (a)	16,085	58,389
Sabre Corp. (a)	7,469	68,341
Shift4 Payments, Inc. (a)	1,002	52,825
SolarWinds, Inc.	802	10,907
StoneCo Ltd. Class A (a)	5,135	80,003
Switch, Inc. Class A	2,674	68,535
The Western Union Co.	9,318	176,203
Thoughtworks Holding, Inc.	969	20,756
VeriSign, Inc. (a)	2,263	491,478
WEX, Inc. (a)	1,040	167,419
Wix.com Ltd. (a)	1,241	163,030
		8,384,337
Semiconductors & Semiconductor Equipment - 3.1%
Allegro MicroSystems LLC (a)	914	25,939
Azenta, Inc.	1,705	143,800
Cirrus Logic, Inc. (a)	1,327	118,687
Enphase Energy, Inc. (a)	3,069	431,102
Entegris, Inc.	3,131	375,219
First Solar, Inc. (a)	2,465	193,207
GlobalFoundries, Inc.	1,216	59,997
Marvell Technology, Inc.	19,061	1,360,949
Microchip Technology, Inc.	12,679	982,369
MKS Instruments, Inc.	1,288	200,065
Monolithic Power Systems, Inc.	1,043	420,256
onsemi (a)	9,850	581,150
Qorvo, Inc. (a)	2,581	354,320
Skyworks Solutions, Inc.	3,838	562,344
Teradyne, Inc.	3,793	445,412
Universal Display Corp.	1,007	154,585
Wolfspeed, Inc. (a)	2,687	253,223
Xilinx, Inc.	5,723	1,107,687
		7,770,311
Software - 7.3%
Alteryx, Inc. Class A (a)	1,375	78,471
Anaplan, Inc. (a)	3,292	158,938
ANSYS, Inc. (a)	2,027	689,200
Aspen Technology, Inc. (a)	1,554	233,349
Avalara, Inc. (a)	1,989	218,034
Bentley Systems, Inc. Class B	3,213	129,066
Bill.Com Holdings, Inc. (a)	2,137	402,205
Black Knight, Inc. (a)	3,542	264,233
C3.Ai, Inc. (a)(b)	1,364	35,928
Cadence Design Systems, Inc. (a)	6,396	973,087
CDK Global, Inc.	2,763	118,726
Ceridian HCM Holding, Inc. (a)	3,053	231,478
Citrix Systems, Inc.	2,879	293,485
Coupa Software, Inc. (a)	1,700	228,259
Crowdstrike Holdings, Inc. (a)	4,587	828,596
Datadog, Inc. Class A (a)	5,919	864,825
Datto Holding Corp. (a)	559	13,925
DocuSign, Inc. (a)	4,488	564,456
Dolby Laboratories, Inc. Class A	1,498	131,599
DoubleVerify Holdings, Inc. (a)	1,205	33,330
Dropbox, Inc. Class A (a)	6,898	170,726
Duck Creek Technologies, Inc. (a)	1,681	42,950
Dynatrace, Inc. (a)	4,572	250,820
Elastic NV (a)	1,709	159,364
Everbridge, Inc. (a)	900	46,008
Fair Isaac Corp. (a)	616	304,914
Five9, Inc. (a)	1,569	197,223
Fortinet, Inc. (a)	3,116	926,200
Guidewire Software, Inc. (a)	1,951	196,739
HubSpot, Inc. (a)	1,049	512,751
Informatica, Inc.	761	21,247
Jamf Holding Corp. (a)	1,248	41,259
Mandiant, Inc. (a)	5,476	82,633
Manhattan Associates, Inc. (a)	1,474	197,324
McAfee Corp.	1,906	48,889
N-able, Inc. (a)	899	10,033
nCino, Inc. (a)	1,297	59,442
NCR Corp. (a)	2,964	112,810
New Relic, Inc. (a)	1,199	126,063
NortonLifeLock, Inc.	12,774	332,252
Nuance Communications, Inc. (a)	6,628	366,197
Nutanix, Inc. Class A (a)	4,891	133,720
Palantir Technologies, Inc. (a)	38,630	529,617
Palo Alto Networks, Inc. (a)	2,218	1,147,593
Paycom Software, Inc. (a)	1,180	395,654
Paycor HCM, Inc. (b)	753	19,533
Paylocity Holding Corp. (a)	914	186,438
Pegasystems, Inc.	948	94,061
Procore Technologies, Inc. (a)	1,387	86,771
PTC, Inc. (a)	2,452	285,070
RingCentral, Inc. (a)	1,901	335,507
Smartsheet, Inc. (a)	2,826	175,834
Splunk, Inc. (a)	3,757	465,567
SS&C Technologies Holdings, Inc.	5,219	416,842
Synopsys, Inc. (a)	3,531	1,096,376
Teradata Corp. (a)	2,499	100,810
The Trade Desk, Inc. (a)	10,105	702,702
Tyler Technologies, Inc. (a)	937	443,951
Unity Software, Inc. (a)	3,506	368,656
Zendesk, Inc. (a)	2,770	272,873
Zscaler, Inc. (a)	1,837	472,311
		18,426,920
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	30,253	494,031
HP, Inc.	26,837	985,723
NetApp, Inc.	5,184	448,468
Pure Storage, Inc. Class A (a)	6,217	164,688
Western Digital Corp. (a)	7,263	375,788
Xerox Holdings Corp.	3,280	69,241
		2,537,939
TOTAL INFORMATION TECHNOLOGY		46,018,999
MATERIALS - 5.6%
Chemicals - 2.8%
Albemarle Corp. U.S.	2,705	597,102
Ashland Global Holdings, Inc.	1,274	122,355
Axalta Coating Systems Ltd. (a)	4,816	142,602
Celanese Corp. Class A	2,535	394,725
CF Industries Holdings, Inc.	4,969	342,215
Corteva, Inc.	16,986	816,687
Diversey Holdings Ltd. (a)	1,758	19,338
Eastman Chemical Co.	3,119	370,943
Element Solutions, Inc.	5,379	120,705
FMC Corp.	2,945	325,040
Huntsman Corp.	4,833	173,166
International Flavors & Fragrances, Inc.	5,929	782,154
LyondellBasell Industries NV Class A	6,118	591,794
NewMarket Corp.	152	51,387
Olin Corp.	3,349	169,694
PPG Industries, Inc.	5,509	860,506
RPM International, Inc.	2,970	263,172
The Chemours Co. LLC	3,759	122,957
The Mosaic Co.	8,624	344,529
The Scotts Miracle-Gro Co. Class A	958	144,850
Valvoline, Inc.	4,203	138,447
Westlake Chemical Corp.	767	75,665
		6,970,033
Construction Materials - 0.5%
Eagle Materials, Inc.	924	134,765
Martin Marietta Materials, Inc.	1,448	563,446
Vulcan Materials Co.	3,077	585,584
		1,283,795
Containers & Packaging - 1.5%
Amcor PLC	35,877	430,883
Aptargroup, Inc.	1,531	179,586
Ardagh Group SA	363	7,461
Ardagh Metal Packaging SA (a)	2,367	22,794
Avery Dennison Corp.	1,923	395,023
Ball Corp.	7,381	716,695
Berry Global Group, Inc. (a)	3,135	211,362
Crown Holdings, Inc.	2,860	327,184
Graphic Packaging Holding Co.	6,570	124,239
International Paper Co.	8,991	433,816
Packaging Corp. of America	2,181	328,524
Sealed Air Corp.	3,442	233,781
Silgan Holdings, Inc.	1,943	87,008
Sonoco Products Co.	2,286	129,479
WestRock Co.	6,144	283,607
		3,911,442
Metals & Mining - 0.7%
Alcoa Corp.	4,351	246,745
Cleveland-Cliffs, Inc. (a)	10,615	181,941
Nucor Corp.	6,651	674,411
Reliance Steel & Aluminum Co.	1,447	221,217
Royal Gold, Inc.	1,527	155,067
Steel Dynamics, Inc.	4,391	243,788
United States Steel Corp.	6,211	128,692
		1,851,861
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	2,034	135,139
Sylvamo Corp. (a)	845	25,173
		160,312
TOTAL MATERIALS		14,177,443
REAL ESTATE - 8.4%
Equity Real Estate Investment Trusts (REITs) - 7.8%
Alexandria Real Estate Equities, Inc.	3,589	699,281
American Campus Communities, Inc.	3,181	166,239
American Homes 4 Rent Class A	6,581	257,515
Americold Realty Trust	6,211	176,703
Apartment Income (REIT) Corp.	3,641	192,318
AvalonBay Communities, Inc.	3,244	792,282
Boston Properties, Inc.	3,633	407,187
Brixmor Property Group, Inc.	6,868	174,172
Camden Property Trust (SBI)	2,299	368,047
Cousins Properties, Inc.	3,449	132,993
CubeSmart	4,985	252,939
CyrusOne, Inc.	2,950	265,058
Douglas Emmett, Inc.	3,862	120,572
Duke Realty Corp.	8,844	511,006
EPR Properties	1,709	75,145
Equity Lifestyle Properties, Inc.	4,039	316,213
Equity Residential (SBI)	8,577	761,037
Essex Property Trust, Inc.	1,508	501,410
Extra Space Storage, Inc.	3,051	604,678
Federal Realty Investment Trust (SBI)	1,794	228,717
First Industrial Realty Trust, Inc.	2,985	181,428
Gaming & Leisure Properties	5,245	236,969
Healthcare Trust of America, Inc.	5,056	164,573
Healthpeak Properties, Inc.	12,551	443,929
Highwoods Properties, Inc. (SBI)	2,392	103,143
Host Hotels & Resorts, Inc. (a)	16,450	285,243
Hudson Pacific Properties, Inc.	3,450	81,524
Invitation Homes, Inc.	13,884	582,850
Iron Mountain, Inc.	6,660	305,827
JBG SMITH Properties	2,856	78,254
Kilroy Realty Corp.	2,707	173,248
Kimco Realty Corp.	13,528	328,189
Lamar Advertising Co. Class A	2,002	221,742
Life Storage, Inc.	1,895	255,730
Medical Properties Trust, Inc.	13,735	312,609
Mid-America Apartment Communities, Inc.	2,684	554,729
National Retail Properties, Inc.	4,053	179,872
Omega Healthcare Investors, Inc.	5,545	174,557
Orion Office (REIT), Inc. (a)	1,294	21,532
Park Hotels & Resorts, Inc. (a)	5,443	99,063
Rayonier, Inc.	3,301	120,619
Realty Income Corp.	13,164	913,713
Regency Centers Corp.	3,929	281,906
Rexford Industrial Realty, Inc.	3,531	258,363
SBA Communications Corp. Class A	2,521	820,434
Simon Property Group, Inc.	7,592	1,117,542
SL Green Realty Corp.	1,574	114,146
Spirit Realty Capital, Inc.	2,860	135,736
Store Capital Corp.	5,672	179,859
Sun Communities, Inc.	2,665	503,578
UDR, Inc.	7,158	406,861
Ventas, Inc.	9,274	491,707
VICI Properties, Inc. (b)	14,650	419,283
Vornado Realty Trust	4,089	167,690
Welltower, Inc.	10,134	877,908
Weyerhaeuser Co.	17,438	705,018
WP Carey, Inc.	4,301	333,758
		19,636,644
Real Estate Management & Development - 0.6%
CBRE Group, Inc.	7,770	787,412
Howard Hughes Corp. (a)	966	93,035
Jones Lang LaSalle, Inc. (a)	1,174	294,427
Opendoor Technologies, Inc. (a)	10,572	104,980
Zillow Group, Inc.:
Class A (a)	1,473	73,444
Class C (a)	3,850	194,348
		1,547,646
TOTAL REAL ESTATE		21,184,290
UTILITIES - 5.0%
Electric Utilities - 2.3%
Alliant Energy Corp.	5,829	348,924
Avangrid, Inc.	1,333	62,278
Edison International	8,676	544,766
Entergy Corp.	4,663	521,184
Evergy, Inc.	5,323	345,782
Eversource Energy	7,987	714,757
FirstEnergy Corp.	12,657	531,088
Hawaiian Electric Industries, Inc.	2,445	103,913
IDACORP, Inc.	1,171	129,068
NRG Energy, Inc.	5,655	225,804
OGE Energy Corp.	4,654	176,480
PG&E Corp. (a)	35,139	449,428
Pinnacle West Capital Corp.	2,626	182,796
PPL Corp.	17,496	519,281
Xcel Energy, Inc.	12,529	872,770
		5,728,319
Gas Utilities - 0.2%
Atmos Energy Corp.	3,012	322,947
National Fuel Gas Co.	2,029	123,221
UGI Corp.	4,846	219,766
		665,934
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	2,977	101,873
The AES Corp.	15,377	341,062
Vistra Corp.	11,152	243,225
		686,160
Multi-Utilities - 1.8%
Ameren Corp.	5,922	525,518
CenterPoint Energy, Inc.	13,793	391,169
CMS Energy Corp.	6,730	433,277
Consolidated Edison, Inc.	8,236	712,002
DTE Energy Co.	4,489	540,610
MDU Resources Group, Inc.	4,703	138,127
NiSource, Inc.	9,122	266,180
Public Service Enterprise Group, Inc.	11,735	780,730
WEC Energy Group, Inc.	7,344	712,662
		4,500,275
Water Utilities - 0.4%
American Water Works Co., Inc.	4,225	679,380
Essential Utilities, Inc.	5,354	260,954
		940,334
TOTAL UTILITIES		12,521,022
TOTAL COMMON STOCKS (Cost $204,400,035)		250,844,864

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Property Preferred LP 6.25% (Cost $74)	3	74

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (c)	996,424	996,623
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	1,941,273	1,941,467
TOTAL MONEY MARKET FUNDS (Cost $2,938,090)		2,938,090

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $207,338,199)	253,783,028
NET OTHER ASSETS (LIABILITIES) - (0.9)% (e)	(2,157,504)
NET ASSETS - 100.0%	251,625,524

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Mar 2022	788,910	(7,513)	(7,513)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $37,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	803,571	24,856,284	24,663,232	363	-	-	996,623	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	732,105	22,027,967	20,818,605	7,113	-	-	1,941,467	0.0%
Total	1,535,676	46,884,251	45,481,837	7,476	-	-	2,938,090

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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